Investments (Tables)	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in joint arrangements

(in thousands of USD)	June 30, 2024	December 31, 2023
Assets
Interest in joint ventures	16,237	518
TOTAL ASSETS	16,237	518

Disclosure of reconciliation of changes in interests in joint ventures	The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at January 1, 2023	1,423	24

Reversal prior year offset investment with shareholders loan	(826)	826
Group's share of profit (loss) for the period	(927)	—
Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at December 31, 2023	518	2

Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	2,570	—
Movement shareholders loans to joint ventures	—	(44)
Capital increase / (decrease) in joint ventures	1,063	—
Translation differences	(216)	113
Business combinations	12,399	11,638

Gross balance	15,485	12,557
Offset investment with shareholders loan	752	(752)
Balance at June 30, 2024	16,237	11,805